RECEIVABLES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivables		$ 21,011	$ 73		$ 0
Other receivables		3,482	14,046		$ 0
Decrease in other receivables		(3,400)	(10,565)	$ 0
Litigation Settlement
Accounts, Notes, Loans and Financing Receivable [Line Items]
Decrease in other receivables			13,000
German VAT recovery
Accounts, Notes, Loans and Financing Receivable [Line Items]
Decrease in other receivables	$ 2,400
Roche
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivables		21,000	$ 100
Milestone achieved		$ 20,000